Unaudited Interim Condensed Consolidated Statements of Profit or Loss and Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Continuing operations
Revenue	€ 7,352	€ 14,614
Cost of sales	(14,198)	(21,277)
Gross profit (loss)	(6,846)	(6,663)
Research and development expenses	(4,233)	(4,472)
Selling and general administrative expenses	(15,187)	(18,624)
Impairment gains (losses) on trade receivables, contract assets, and other investments	(160)	43
Other income	305	250
Other expenses	(131)	(550)
Operating result	(26,253)	(30,016)
Finance income	16,751	38,743
Finance expenses	(32,764)	(23,613)
Net finance result	(16,012)	15,130
Result before tax	(42,265)	(14,886)
Income tax benefits (expenses)	240	120
Result for the period	(42,025)	(14,766)
Items that are or may be reclassified subsequently to profit or loss
Foreign operations – foreign currency translation differences	(472)	(115)
Other comprehensive income (loss) for the period, net of tax	(472)	(115)
Total comprehensive income (loss) for the period	(42,497)	(14,882)
Profit (loss) attributable to:
Shareholders of the parent	(42,025)	(14,766)
Non-controlling interests
Total comprehensive income (loss) attributable to:
Shareholders of the parent	(42,497)	(14,882)
Non-controlling interests
Earnings (loss) per share [Abstract]
Diluted	€ (0.65)	€ (0.27)
Basic	€ (0.65)	€ (0.27)